General - Schedule of Results of Discontinued Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revenues	$ 750	$ 1,729	$ 909
Cost of sales	(787)	(909)	(698)
Operating expenses	(208)	(310)	(197)
Operating income (loss)	(245)	510	14
Finance income (expenses), net		5	(1)
Net income (loss)	(245)	515	13
Loss from sale of subsidiary	(159)
Net income (loss) from discontinued operations	$ (404)	$ 515	$ 13